Property and Equipment	6 Months Ended
Jun. 30, 2012
Property and equipment
(6)	Property and Equipment

Property and equipment at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Computers and equipment	$8,487	$8,799	$9,871
Software and development costs	36,373	43,922	49,691
Furniture and fixtures	3,143	3,046	3,265
Leasehold improvements	6,320	6,752	6,964

	$54,323	$62,519	$69,791
Less accumulated depreciation and amortization	(35,630)	(43,505)	(46,634)

Property and equipment, net	$18,693	$19,014	$23,157

During 2009, 2010 and 2011 the Company capitalized software development costs of $5.6 million, $5.5 million, $8.3 million, respectively. In the unaudited six months ended June 30, 2012, the Company capitalized software development costs of $5.3 million. In 2009, 2010 and 2011, the Company has amortized $5.0 million, $5.6 million, and $6.0 million, respectively, of these costs. In the unaudited three months ended June 30, 2011 and 2012, the Company amortized $1.5 million and $1.6 million of capitalized software development costs, respectively. In the unaudited six months ended June 30, 2011 and 2012, the Company amortized $2.9 million and $3.0 million of capitalized software development costs, respectively. These costs are included in amortization and change in contingent consideration in the accompanying consolidated statements of operations. At December 31, 2010 and 2011, the unamortized software development costs included in property and equipment in the accompanying consolidated balance sheets were $13.2 million and $15.0 million, respectively.